Property, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, € in Millions		1 Months Ended	12 Months Ended
	Oct. 18, 2019 CLP ($)	Aug. 31, 2016 CLP ($)	Dec. 31, 2019 CLP ($) MW	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CLP ($)	Jan. 01, 2019 CLP ($)	Jul. 09, 2017 CLP ($)	Dec. 31, 2009 CLP ($)
RAW MATERIALS AND CONSUMABLES USED
Fixed assets written off	$ 837,345
Impairment loss recognised in profit or loss, property, plant and equipment			$ 280,020,263
Depreciation			104,287,575	$ 111,507,897	$ 114,203,295
Increases other than those from business combinations			153,074,166	229,094,286
Capitalized borrowing costs			9,321,354	6,523,443	4,078,463
Capitalized personnel expenses			$ 4,673,011	7,449,013	7,226,484
Contractual commitments for acquisition of property, plant and equipment				166,392,958						$ 82,032,379
Property, plant and equipment, pledged as security				0						$ 0
Insurance policies amount for all risks | €									€ 1,000
Civil Liability insurance amount | €									200
Insurance cover for overflowing of dams | €									500
Environmental civil liability | €									€ 20
Allowance for impairment losses													$ 43,999,600
Write-off of property, plant and equipment						$ 6,577,946	$ 2,522,445
Write-off of property, plant and equipment							$ 2,706,830
Impairment loss recognized		$ 32,834,160
Impairment loss recognized		$ 2,549,926
Percentage of impairment related cost		100.00%				100.00%
Account payable from penalties					2,244,900
Lessee, finance lease term of contract			20 years
Finance lease, weighted average discount rate									6.50%	6.50%
Property, plant and equipment				2,919,097,994	2,788,204,501					$ 2,747,643,715		$ 5,917,673
Tames 2 and Totoralillo Projects [Member]
RAW MATERIALS AND CONSUMABLES USED
Impairment loss recognized					$ 1,096,137
Percentage of impairment related cost					100.00%
Neltume Project [Member]
RAW MATERIALS AND CONSUMABLES USED
Write-off of property, plant and equipment					$ 21,975,640	$ 20,459,461
Decrease in net book value of assets					$ 0
Choshuenco Projects [Member]
RAW MATERIALS AND CONSUMABLES USED
Write-off of property, plant and equipment				$ 3,130,270		$ 3,748,124
Decrease in net book value of assets			$ 0
Tarapaca [Member]
RAW MATERIALS AND CONSUMABLES USED
Impairment loss recognised in profit or loss, property, plant and equipment			197,188,542
Bocamina I [Member]
RAW MATERIALS AND CONSUMABLES USED
Impairment loss recognised in profit or loss, property, plant and equipment			82,831,721
Bocamina I I [Member]
RAW MATERIALS AND CONSUMABLES USED
Depreciation			$ 4,083,855
Bottom of Range
RAW MATERIALS AND CONSUMABLES USED
Weighted average capitalization rate			7.71%	7.12%
Bottom of Range | Neltume Project [Member]
RAW MATERIALS AND CONSUMABLES USED
Environmental impact assessment modification period					5 years
Top of Range
RAW MATERIALS AND CONSUMABLES USED
Weighted average capitalization rate			8.00%	7.71%
Central Hidroelectrica Los Condores Plant [Member]
RAW MATERIALS AND CONSUMABLES USED
Installed energy capacity | MW			150
Increases other than those from business combinations			$ 91,638,411	$ 142,578,993
Plant and Equipment related to Punta Alcalde Project [Member]
RAW MATERIALS AND CONSUMABLES USED
Write-off of property, plant and equipment								$ 12,581,947
Right-of-Use Assets [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment				17,654,672						$ 17,719,792
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 16 | Right-of-Use Assets [Member]
RAW MATERIALS AND CONSUMABLES USED
Property, plant and equipment				$ 1,458,988							$ 1,458,988